SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                                 ADVISOR SHARES

                      Supplement Dated November 12, 1997 to
                         Prospectus Dated March 1, 1997

INVESTMENT POLICIES

The investment adviser has determined to include the country of Malaysia in "emerging market" countries in which the Fund and Portfolio may invest. Further, Portugal has been classified as an established market country and is now included in the Morgan Stanley Capital International World Index. Accordingly, the fifth paragraph under "Investment Policies" is amended to delete Malaysia from, and add Portugal to, the list of countries that are excluded from the Portfolio's emerging market category.

PORTFOLIO MANAGEMENT

The third paragraph under "Management of the Fund -- Investment Adviser and Portfolio Managers" on Page 18 of the Prospectus is replaced in its entirety by the following paragraph:

         The Fund's current investment managers include John A. Troiano, a Vice President of the Trust and Schroder Core, who managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception, assisted by the management team of Heather F. Crighton and Mark G.O. Bridgeman, who are responsible for the day-to-day management of the investment portfolio. Mr. Troiano, Chief Executive Officer of SCMI since July 1, 1997, has been a Managing Director of SCMI since October 1995 and has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1981. Ms. Crighton is a First Vice President of SCMI and has been employed by SCMI/various Schroder Group companies in the investment research and portfolio management areas since 1992. Mr. Bridgeman, a Vice President of SCMI, has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1990.

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                                 INVESTOR SHARES

                      Supplement Dated November 12, 1997 to
                         Prospectus Dated March 1, 1997

INVESTMENT POLICIES

The investment adviser has determined to include the country of Malaysia in "emerging market" countries in which the Fund and Portfolio may invest. Further, Portugal has been classified as an established market country and is now included in the Morgan Stanley Capital International World Index. Accordingly, the fifth paragraph under "Investment Policies" is amended to delete Malaysia from, and add Portugal to, the list of countries that are excluded from the Portfolio's emerging market category.

PORTFOLIO MANAGEMENT

The third paragraph under "Management of the Fund -- Investment Adviser and Portfolio Managers" on Page 18 of the Prospectus is replaced in its entirety by the following paragraph:

         The Fund's current investment managers include John A. Troiano, a Vice President of the Trust and Schroder Core, who managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception, assisted by the management team of Heather F. Crighton and Mark G.O. Bridgeman, who are responsible for the day-to-day management of the investment portfolio. Mr. Troiano, Chief Executive Officer of SCMI since July 1, 1997, has been a Managing Director of SCMI since October 1995 and has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1981. Ms. Crighton is a First Vice President of SCMI and has been employed by SCMI/various Schroder Group companies in the investment research and portfolio management areas since 1992. Mr. Bridgeman, a Vice President of SCMI, has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1990.